Disposal of Subsidiaries - Summary of Analysis of Assets and Liabilities on Date Control was Lost (Detail) - 1 months ended Jun. 30, 2017 - KSDY [member] $ in Thousands, $ in Thousands	TWD ($)	USD ($)	USD ($)
Current assets
Cash and cash equivalents	$ 29,133		$ 983
Inventories related to real estate business	1,427,874		$ 48,174
Net assets disposed of	$ 1,457,007	$ 49,157